UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21180

Name of Fund:  BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,000	$1,146,240
6.13%, 6/01/19	1,000	1,149,920
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	373,984

		2,670,144
California — 14.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,373,840
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,347,483
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,276,684
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,528,352
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,292,064
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/19 (a)	3,210	3,590,738
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,000	1,216,730
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/19 (a)	1,125	1,272,971
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,255,010
5.50%, 11/01/31	1,500	1,877,775
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	505	619,827

Municipal Bonds	Par (000)	Value
California (continued)
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	$380	$465,299
University of California, Refunding RB, Regents of the University of California Medical Center Pooled Revenue, Series J, 5.25%, 5/15/38	2,355	2,836,998

		20,953,771
Colorado — 3.9%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,929,413
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	1,425	1,633,563

		5,562,976
Florida — 8.2%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,325,472
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	249,916
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	4,215	5,210,457
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	745	894,879

		11,680,724
Georgia — 2.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	3,033,550
Illinois — 21.9%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	825	961,802
Series C, 6.50%, 1/01/41	3,740	4,531,945
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	1,000	1,127,720

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	$1,300	$1,463,813
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,516,973
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,290,460
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,240,450
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,608,878
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,427,825
5.25%, 12/01/43	3,000	3,356,280
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,242,584
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,072,298
6.00%, 6/01/28	260	309,707
State of Illinois, GO:
5.25%, 2/01/31	610	670,445
5.25%, 2/01/32	1,000	1,097,000
5.50%, 7/01/33	1,000	1,107,290
5.50%, 7/01/38	270	298,085

		31,323,555
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,700,670
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	419,629
Series A-2, 6.00%, 1/01/23	150	167,201

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$790	$869,679

		1,456,509
Michigan — 2.3%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,912,245
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,205	1,403,861

		3,316,106
Minnesota — 2.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	565	641,891
6.50%, 11/15/38	3,115	3,494,531

		4,136,422
Mississippi — 2.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,500	2,014,785
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,211,500

		3,226,285
Nevada — 5.6%
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,410	5,813,424
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,248,680

		8,062,104
New Jersey — 4.9%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,300	1,459,445
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,635,973

2	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	$2,000	$2,172,560
Series AA, 5.50%, 6/15/39	1,620	1,802,412

		7,070,390
New York — 4.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,760,356
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	1,565	1,858,688
Series A-1, 5.25%, 11/15/39	1,000	1,211,720
Metropolitan Transportation Authority, Refunding RB, SubSeries B-1, 5.00%, 11/15/51	780	929,916

		6,760,680
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	470	568,019
Pennsylvania — 3.9%
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/45	1,620	1,889,017
Series C, 5.00%, 12/01/43	1,720	1,986,961
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,747,680

		5,623,658
South Carolina — 2.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,861,476
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,000	1,153,130
Series E, 5.25%, 12/01/55	1,000	1,182,980

		4,197,586
Texas — 15.0%
Alamo Regional Mobility Authority, RB, Junior Lien, 5.00%, 6/15/39 (b)	615	728,431

Municipal Bonds	Par (000)	Value
Texas (continued)
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	$2,000	$2,189,400
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 1/01/40	330	383,552
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	1,177,401
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,839,364
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	945	1,066,735
6.00%, 5/15/19 (a)	2,100	2,408,679
6.00%, 5/15/19 (a)	2,465	2,827,330
6.00%, 11/15/35	135	156,020
6.00%, 11/15/36	115	132,906
5.38%, 11/15/38	55	61,358
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	205	233,286
6.50%, 7/01/37	795	892,324
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	725	865,918
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,211,030
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,182,030
Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,500	1,682,475
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	528,488

		21,566,727
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	427,935

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	$1,000	$1,140,000

		1,567,935
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,191,716
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	930,166

		2,121,882
Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,170	1,251,268
Total Municipal Bonds – 103.9%		148,850,961

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 8.8%
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,642,343
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,545,793
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	759	850,125
Illinois — 5.7%
State of Illinois Toll Highway Authority, RB, Senior:
Priority, Series A, 5.00%, 1/01/40	825	971,264
Priority, Series B, 5.50%, 1/01/18 (a)	2,999	3,220,845

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB, Senior (continued):
Series B, 5.00%, 1/01/40	$3,329	$3,928,287

		8,120,396
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	991,950
Michigan — 2.1%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	3,094,273
Nevada — 4.9%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/18 (a)	2,000	2,214,420
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,785,725

		7,000,145
New Jersey — 6.4%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (a)	329	371,225
6.00%, 12/15/34	671	757,221
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (d)	6,020	6,989,641
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	1,000	1,078,998

		9,197,085
New York — 12.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,941,702
Series FF, 5.00%, 6/15/45	3,019	3,509,427
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	992,754

4	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	$1,000	$1,175,342
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,520,958
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,740	2,082,718

		17,222,901
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,854,824
Texas — 5.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	5,129,725
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,730,743

		7,860,468
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,099,807
Total Municipal Bonds Transferred to Tender Option Bond Trusts – 50.6%		72,480,110
Total Long-Term Investments (Cost — $198,062,185) — 154.5%		221,331,071

Short-Term Securities — 0.0%	Shares
BlackRock Liquidity Funds, MuniCash, 0.21% (e)(f)	61,041	61,041
Total Short-Term Securities (Cost — $61,041) — 0.0%		61,041

Value
Total Investments (Cost — $198,123,226*) — 154.5%	$221,392,112
Other Assets Less Liabilities — 1.4%	1,884,607
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.4)%	(37,792,023)
VMTP Shares, at Liquidation Value — (29.5)%	(42,200,000)

Net Assets Applicable to Common Shares — 100.0%	$143,284,696

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$160,644,426

Gross unrealized appreciation	$23,269,634
Gross unrealized depreciation	(281,147)

Net unrealized appreciation	$22,988,487

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between October 1, 2016 to July 1, 2020, is $7,486,044.

(e)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	61,041	61,041	$434
FFI Institutional Tax-Exempt Fund	953,611	(953,611)	—	116

(f)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(24)	5-Year U.S. Treasury Note	September 2016	$2,882,813	$(2,655)
(26)	10-Year U.S. Treasury Note	September 2016	$3,371,875	(3,290)
(10)	Long U.S. Treasury Bond	September 2016	$1,633,125	(14,389)
(2)	Ultra U.S. Treasury Bond	September 2016	$350,250	(1,597)
Total				$(21,931)

6	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2016

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$221,331,071	—	$221,331,071
Short-Term Securities	$61,041	—	—	61,041

Total	$61,041	$221,331,071	—	$221,392,112

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(21,931)	—	—	$(21,931)
[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$97,800	—	—	$97,800
Liabilities:
TOB Trust Certificates	—	$(37,759,199)	—	(37,759,199)
VMTP Shares	—	(42,200,000)	—	(42,200,000)

Total	$97,800	$(79,959,199)	—	$(79,861,399)

During the period ended May 31, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2016	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 22, 2016